CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Assets:
Cash and due from banks	¥ 1,395,268	¥ 1,592,191
Interest-bearing deposits in other banks	50,002,272	45,994,780
Call loans and funds sold	900,137	1,037,986
Receivables under resale agreements (Note 20)	9,408,536	8,967,712
Receivables under securities borrowing transactions (Note 20)	3,585,209	3,350,052
Trading account assets	27,457,300	24,998,493
Investments (Notes 4 and 19):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥442,775 million at March 31, 2017 and ¥566,710 million at September 30, 2017)	20,152,046	20,557,118
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,050,714 million at March 31, 2017 and ¥889,900 million at September 30, 2017)	3,127,486	3,817,360
Other investments	537,072	595,069
Loans (Notes 5, 6 and 19)	83,883,459	82,283,906
Allowance for loan losses	(350,469)	(479,673)
Loans, net of allowance	83,532,990	81,804,233
Premises and equipment-net	2,087,942	2,041,273
Due from customers on acceptances	149,403	184,171
Accrued income	286,330	270,694
Goodwill	95,196	95,176
Intangible assets	89,353	94,147
Deferred tax assets	62,232	63,520
Other	6,108,291	4,992,329
Total	208,977,063	200,456,304
Liabilities and equity:
Noninterest-bearing deposits	19,439,503	19,063,774
Interest-bearing deposits	90,716,677	87,358,504
Noninterest-bearing deposits	2,935,622	1,996,450
Interest-bearing deposits	23,957,970	22,766,225
Due to trust accounts	3,999,356	4,123,088
Call money and funds purchased	1,602,970	1,255,172
Payables under repurchase agreements (Notes 20 and 21)	19,522,038	17,969,941
Payables under securities lending transactions (Notes 20 and 21)	2,873,259	1,919,249
Other short-term borrowings	931,329	1,476,612
Trading account liabilities	12,945,086	13,591,740
Bank acceptances outstanding	149,403	184,171
Income taxes payable	70,301	73,598
Deferred tax liabilities	235,768	140,475
Accrued expenses	208,867	209,309
Long-term debt	14,132,590	14,529,414
Other	6,055,563	5,026,525
Total	199,776,302	191,684,247
Commitments and contingencies (Note 16)
MHFG shareholders' equity:
Common stock (Note 8)-no par value, authorized 48,000,000,000 shares at March 31, 2017 and September 30, 2017, and issued 25,386,307,945 shares at March 31, 2017, and 25,389,644,945 shares at September 30, 2017	5,825,959	5,826,149
Retained earnings	1,196,269	918,894
Accumulated other comprehensive income, net of tax (Note 10)	1,685,847	1,521,163
Less: Treasury stock, at cost-Common stock 19,992,754 shares at March 31, 2017, and 27,171,089 shares at September 30, 2017	(6,475)	(4,849)
Total MHFG shareholders' equity	8,701,600	8,261,357
Noncontrolling interests	499,161	510,700
Total equity	9,200,761	8,772,057
Total liabilities and equity	208,977,063	200,456,304
Consolidated VIEs
Assets:
Cash and due from banks	51,642	96,077
Interest-bearing deposits in other banks	75,453	81,807
Trading account assets	2,237,926	2,099,890
Investments (Notes 4 and 19):
Investments	47,373	46,180
Loans, net of allowance	1,971,454	2,149,321
Other	750,536	772,290
Total	5,134,384	5,245,565
Liabilities and equity:
Other short-term borrowings	27,475	60,575
Trading account liabilities	2,234	7,723
Long-term debt	452,305	431,190
Other	1,210,885	1,147,895
Total	¥ 1,692,899	¥ 1,647,383